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               MORGAN STANLEY LIMITED DURATION U.S. TREASURY TRUST
                           1221 AVENUE OF THE AMERICAS
                            New York, New York 10020







                                                      August 6, 2003


Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C.  20549

Re: Morgan Stanley Limited Duration U.S. Treasury Trust
    File No. 811-6330
    Rule 497(j) Filing

Dear Sir/Madam:

     On behalf of the Registrant, the undersigned certifies that the form of Prospectus and Statement of Additional Information that would have been filed under Section 497(c) would not have differed from those contained in the text of the Registrant's most recent registration statement that was filed electronically via EDGAR with the Securities and Exchange Commission on July 30, 2003.


                                                         Very truly yours,
                                                         /s/ Lou Anne McInnis
                                                         Lou Anne McInnis
                                                         Assistant Secretary



cc: Barry Fink, Esq.
    Larry Greene, Esq.